Interest Rate Benchmark Reform - Schedule of Amounts Affected by IBOR Reform (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Derivative financial instruments	£ 2,439	£ 1,720
Other financial assets at fair value through profit or loss	434	676
Total assets	292,243	293,676	£ 299,064
Liabilities
Derivative financial instruments	1,008	1,019
Other financial liabilities at fair value through profit or loss	803	803
Total liabilities	277,532	277,298	£ 282,819
Total
Assets
Derivative financial instruments	1,665	1,648
Other financial assets at fair value through profit or loss		8
Financial assets at amortised cost	321	1,455
Total assets	1,986	3,111
Liabilities
Derivative financial instruments	1,912	2,313
Other financial liabilities at fair value through profit or loss		5
Financial liabilities at amortised cost	2,491	2,435
Total liabilities	4,403	4,753
Off-balance sheet commitments given	2	397
GBP LIBOR
Assets
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss		8
Financial assets at amortised cost	76	1,373
Total assets	76	1,381
Liabilities
Derivative financial instruments	66	338
Other financial liabilities at fair value through profit or loss		0
Financial liabilities at amortised cost	0	34
Total liabilities	66	372
Off-balance sheet commitments given	2	338
USD LIBOR
Assets
Derivative financial instruments	1,665	1,648
Other financial assets at fair value through profit or loss		0
Financial assets at amortised cost	245	81
Total assets	1,910	1,729
Liabilities
Derivative financial instruments	1,846	1,975
Other financial liabilities at fair value through profit or loss		5
Financial liabilities at amortised cost	2,491	2,401
Total liabilities	4,337	4,381
Off-balance sheet commitments given	0	59
Other
Assets
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss		0
Financial assets at amortised cost	0	1
Total assets	0	1
Liabilities
Derivative financial instruments	0	0
Other financial liabilities at fair value through profit or loss		0
Financial liabilities at amortised cost	0	0
Total liabilities	0	0
Off-balance sheet commitments given	£ 0	£ 0